Revenue (Future sales commitments) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Reportable Segments Member
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	$ 6,425,175
USD/CAD average foreign exchange rate	1.30
Reportable Segments Member | 2024 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	$ 1,033,738
Reportable Segments Member | 2025 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	1,154,519
Reportable Segments Member | 2026 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	789,090
Reportable Segments Member | 2027 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	723,986
Reportable Segments Member | 2028 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	683,038
Reportable Segments Member | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	2,040,804
Uranium [member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	3,122,702
Uranium [member] | 2024 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	676,996
Uranium [member] | 2025 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	756,597
Uranium [member] | 2026 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	406,045
Uranium [member] | 2027 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	367,194
Uranium [member] | 2028 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	349,872
Uranium [member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	565,998
Fuel Services [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	3,302,473
Fuel Services [Member] | 2024 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	356,742
Fuel Services [Member] | 2025 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	397,922
Fuel Services [Member] | 2026 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	383,045
Fuel Services [Member] | 2027 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	356,792
Fuel Services [Member] | 2028 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	333,166
Fuel Services [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	$ 1,474,806